Directional Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 97.1%
Technology - 23.4%
Microsoft Corp.	39,366	$14,803,191
Apple, Inc.	53,504	10,301,125
Broadcom, Inc.	4,185	4,671,506
Accenture plc — Class A	9,173	3,218,897
NVIDIA Corp.	6,448	3,193,179
Salesforce, Inc.*	9,579	2,520,618
Oracle Corp.	16,619	1,752,141
Adobe, Inc.*	2,533	1,511,188
ServiceNow, Inc.*	2,012	1,421,458
Applied Materials, Inc.	7,872	1,275,815
Roper Technologies, Inc.	696	379,438
Intuit, Inc.	441	275,638
Synopsys, Inc.*	524	269,813
Cadence Design Systems, Inc.*	912	248,402
CACI International, Inc. — Class A*	275	89,062
Fair Isaac Corp.*	40	46,560
Total Technology		45,978,031
Consumer, Non-cyclical - 23.0%
Procter & Gamble Co.	23,352	3,422,002
Abbott Laboratories	29,896	3,290,653
Merck & Company, Inc.	29,013	3,162,997
Eli Lilly & Co.	5,343	3,114,542
Cencora, Inc. — Class A	12,214	2,508,511
PepsiCo, Inc.	14,703	2,497,158
Becton Dickinson & Co.	9,675	2,359,055
S&P Global, Inc.	5,152	2,269,559
Dexcom, Inc.*	18,027	2,236,971
Constellation Brands, Inc. — Class A	9,228	2,230,869
Verisk Analytics, Inc. — Class A	8,275	1,976,566
Stryker Corp.	6,325	1,894,085
US Foods Holding Corp.*	38,390	1,743,290
Cigna Group	5,200	1,557,140
Mondelez International, Inc. — Class A	20,859	1,510,817
Boston Scientific Corp.*	21,041	1,216,380
IDEXX Laboratories, Inc.*	2,066	1,146,733
FleetCor Technologies, Inc.*	3,984	1,125,918
Encompass Health Corp.	15,131	1,009,540
Kroger Co.	17,917	818,986
Centene Corp.*	9,406	698,019
Insulet Corp.*	2,909	631,195
Vertex Pharmaceuticals, Inc.*	1,294	526,516
Global Payments, Inc.	3,418	434,086
Edwards Lifesciences Corp.*	5,619	428,449
Intuitive Surgical, Inc.*	1,193	402,470
GE HealthCare Technologies, Inc.	4,825	373,069
UnitedHealth Group, Inc.	382	201,112
Hologic, Inc.*	2,458	175,624
Gartner, Inc.*	146	65,862
Quanta Services, Inc.	261	56,324
Monster Beverage Corp.*	744	42,862
WillScot Mobile Mini Holdings Corp.*	962	42,809
WEX, Inc.*	172	33,463
Paylocity Holding Corp.*	185	30,497
Booz Allen Hamilton Holding Corp.	213	27,245
Total Consumer, Non-cyclical		45,261,374
Financial - 15.2%
Mastercard, Inc. — Class A	9,314	3,972,514
Intercontinental Exchange, Inc.	21,503	2,761,630
Prologis, Inc. REIT	20,410	2,720,653
Travelers Companies, Inc.	13,786	2,626,095
Visa, Inc. — Class A	9,438	2,457,183
Marsh & McLennan Companies, Inc.	10,647	2,017,287
Chubb Ltd.	7,894	1,784,044
Arch Capital Group Ltd.*	18,606	1,381,868
Everest Group Ltd.	3,746	1,324,511
Rexford Industrial Realty, Inc. REIT	21,489	1,205,533
American Tower Corp. — Class A REIT	5,502	1,187,772
American International Group, Inc.	14,472	980,478
Willis Towers Watson plc	3,980	959,976
Globe Life, Inc.	6,612	804,813
Berkshire Hathaway, Inc. — Class B*	1,575	561,739
Alexandria Real Estate Equities, Inc. REIT	4,192	531,420
Realty Income Corp. REIT	8,312	477,275
Ameriprise Financial, Inc.	1,154	438,324
Equity Residential REIT	5,715	349,529
CME Group, Inc. — Class A	1,420	299,052
Tradeweb Markets, Inc. — Class A	2,824	256,645
Voya Financial, Inc.	3,002	219,026
American Homes 4 Rent — Class A REIT	4,887	175,736
JPMorgan Chase & Co.	620	105,462
Equinix, Inc. REIT	99	79,734
Interactive Brokers Group, Inc. — Class A	902	74,776
RenaissanceRe Holdings Ltd.	325	63,700
Erie Indemnity Co. — Class A	123	41,195
Welltower, Inc. REIT	429	38,683
Unum Group	785	35,498
Simon Property Group, Inc. REIT	108	15,405
Total Financial		29,947,556
Communications - 13.7%
Alphabet, Inc. — Class C*	64,975	9,156,927
Meta Platforms, Inc. — Class A*	13,468	4,767,133
Amazon.com, Inc.*	24,939	3,789,232
T-Mobile US, Inc.	16,865	2,703,965
Walt Disney Co.	25,582	2,309,799
Arista Networks, Inc.*	6,760	1,592,048
Palo Alto Networks, Inc.*	3,795	1,119,069
Airbnb, Inc. — Class A*	3,665	498,953
Motorola Solutions, Inc.	1,513	473,705
Netflix, Inc.*	663	322,801
Booking Holdings, Inc.*	53	188,003
Total Communications		26,921,635
Consumer, Cyclical - 9.6%
Walmart, Inc.	20,963	3,304,817
TJX Companies, Inc.	29,564	2,773,399

Directional Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 97.1% (continued)
Consumer, Cyclical - 9.6% (continued)
Lululemon Athletica, Inc.*	5,240	$2,679,160
Tesla, Inc.*	9,910	2,462,437
McDonald’s Corp.	5,541	1,642,962
Starbucks Corp.	16,194	1,554,786
Target Corp.	7,877	1,121,842
Hilton Worldwide Holdings, Inc.	4,441	808,662
Chipotle Mexican Grill, Inc. — Class A*	314	718,105
Southwest Airlines Co.	16,329	471,582
Costco Wholesale Corp.	471	310,898
United Airlines Holdings, Inc.*	6,374	262,991
O’Reilly Automotive, Inc.*	214	203,317
Domino’s Pizza, Inc.	296	122,020
Yum! Brands, Inc.	917	119,815
Marriott International, Inc. — Class A	324	73,065
Darden Restaurants, Inc.	296	48,633
Cummins, Inc.	172	41,206
BJ’s Wholesale Club Holdings, Inc.*	579	38,596
Deckers Outdoor Corp.*	49	32,753
General Motors Co.	505	18,139
Total Consumer, Cyclical		18,809,185
Industrial - 5.1%
Northrop Grumman Corp.	5,124	2,398,749
Illinois Tool Works, Inc.	7,828	2,050,467
Caterpillar, Inc.	4,271	1,262,806
Johnson Controls International plc	18,023	1,038,846
RTX Corp.	11,735	987,383
Lockheed Martin Corp.	1,823	826,256
Keysight Technologies, Inc.*	2,148	341,725
Boeing Co.*	1,063	277,082
AMETEK, Inc.	1,630	268,771
Fortive Corp.	2,668	196,445
Vulcan Materials Co.	372	84,448
Parker-Hannifin Corp.	99	45,609
AECOM	470	43,442
Jacobs Solutions, Inc.	322	41,796
Martin Marietta Materials, Inc.	61	30,433
TransDigm Group, Inc.	30	30,348
FedEx Corp.	106	26,815
Westinghouse Air Brake Technologies Corp.	163	20,685
Total Industrial		9,972,106
Utilities - 4.2%
American Electric Power Company, Inc.	31,405	2,550,714
Vistra Corp.	57,944	2,232,003
Constellation Energy Corp.	9,638	1,126,586
FirstEnergy Corp.	25,658	940,622
Entergy Corp.	5,582	564,842
Sempra	7,144	533,871
CMS Energy Corp.	6,909	401,206
Total Utilities		8,349,844
Energy - 1.7%
Pioneer Natural Resources Co.	3,560	800,573
EOG Resources, Inc.	5,988	724,248
Targa Resources Corp.	5,531	480,478
Phillips 66	2,556	340,306
Occidental Petroleum Corp.	5,670	338,556
Antero Resources Corp.*	13,263	300,805
ONEOK, Inc.	3,047	213,961
HF Sinclair Corp.	906	50,346
Total Energy		3,249,273
Basic Materials - 1.2%
Air Products and Chemicals, Inc.	3,025	828,245
Mosaic Co.	16,478	588,759
Cleveland-Cliffs, Inc.*	9,223	188,334
Ecolab, Inc.	949	188,234
Steel Dynamics, Inc.	1,406	166,048
Sherwin-Williams Co.	446	139,107
International Paper Co.	3,359	121,428
PPG Industries, Inc.	810	121,136
Total Basic Materials		2,341,291
Total Common Stocks
(Cost $177,988,393)		190,830,295

EXCHANGE-TRADED FUNDS† - 2.6%
SPDR S&P 500 ETF Trust	5,275	2,507,260
Vanguard S&P 500 ETF	5,740	2,507,232
Total Exchange-Traded Funds
(Cost $4,979,205)		5,014,492
Total Investments - 99.7%
(Cost $182,967,598)		$195,844,787
Other Assets & Liabilities, net - 0.3%		673,288
Total Net Assets - 100.0%		$196,518,075

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Directional Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$190,830,295	$—	$—	$190,830,295
Exchange-Traded Funds	5,014,492	—	—	5,014,492
Total Assets	$195,844,787	$—	$—	$195,844,787

RBP® Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 96.1%
Technology - 25.8%
Microsoft Corp.	3,061	$1,151,058
Apple, Inc.	4,462	859,069
NVIDIA Corp.	1,195	591,788
Broadcom, Inc.	314	350,502
Accenture plc — Class A	659	231,250
Intuit, Inc.	356	222,511
Applied Materials, Inc.	1,283	207,936
KLA Corp.	323	187,760
Electronic Arts, Inc.	1,092	149,397
Oracle Corp.	1,366	144,017
Total Technology		4,095,288
Financial - 17.2%
Mastercard, Inc. — Class A	648	276,379
Prologis, Inc. REIT	1,483	197,684
Intercontinental Exchange, Inc.	1,466	188,278
CME Group, Inc. — Class A	823	173,324
American International Group, Inc.	2,468	167,207
Welltower, Inc. REIT	1,847	166,544
Rexford Industrial Realty, Inc. REIT	2,800	157,080
Popular, Inc.	1,901	156,015
Simon Property Group, Inc. REIT	958	136,649
Annaly Capital Management, Inc. REIT	6,780	131,329
Marsh & McLennan Companies, Inc.	660	125,050
Chubb Ltd.	447	101,022
American Tower Corp. — Class A REIT	456	98,441
Pinnacle Financial Partners, Inc.	1,043	90,970
Rithm Capital Corp. REIT	8,308	88,729
Corebridge Financial, Inc.	4,086	88,503
Blackstone Mortgage Trust, Inc. — Class A REIT	3,061	65,107
New York Community Bancorp, Inc.	5,585	57,134
Visa, Inc. — Class A	217	56,496
Unum Group	1,155	52,229
Erie Indemnity Co. — Class A	118	39,521
AGNC Investment Corp. REIT	3,369	33,050
Alexandria Real Estate Equities, Inc. REIT	189	23,960
Prosperity Bancshares, Inc.	293	19,845
JPMorgan Chase & Co.	98	16,670
American Homes 4 Rent — Class A REIT	388	13,953
Kimco Realty Corp. REIT	356	7,586
Digital Realty Trust, Inc. REIT	50	6,729
Everest Group Ltd.	14	4,950
Total Financial		2,740,434
Consumer, Non-cyclical - 16.1%
Eli Lilly & Co.	531	309,531
Procter & Gamble Co.	1,797	263,332
Merck & Company, Inc.	2,319	252,817
Abbott Laboratories	2,025	222,892
Cigna Group	606	181,467
Global Payments, Inc.	1,317	167,259
Becton Dickinson & Co.	648	158,002
Encompass Health Corp.	2,114	141,046
Stryker Corp.	450	134,757
Kroger Co.	2,687	122,823
Constellation Brands, Inc. — Class A	473	114,348
PepsiCo, Inc.	521	88,486
Amgen, Inc.	294	84,678
Rollins, Inc.	1,648	71,968
Philip Morris International, Inc.	750	70,560
Bunge Global S.A.	561	56,633
Automatic Data Processing, Inc.	207	48,225
S&P Global, Inc.	86	37,885
UnitedHealth Group, Inc.	56	29,482
Total Consumer, Non-cyclical		2,556,191
Consumer, Cyclical - 13.2%
Walmart, Inc.	1,394	219,764
McDonald’s Corp.	726	215,266
Costco Wholesale Corp.	293	193,403
TJX Companies, Inc.	1,995	187,151
Starbucks Corp.	1,899	182,323
Cummins, Inc.	688	164,824
Target Corp.	1,133	161,362
DR Horton, Inc.	1,059	160,947
General Motors Co.	4,106	147,488
Darden Restaurants, Inc.	815	133,905
NIKE, Inc. — Class B	1,016	110,307
WW Grainger, Inc.	75	62,152
Tractor Supply Co.	270	58,058
Southwest Airlines Co.	1,437	41,501
Lennar Corp. — Class A	226	33,683
Brunswick Corp.	182	17,608
Gentex Corp.	198	6,467
Columbia Sportswear Co.	54	4,295
Total Consumer, Cyclical		2,100,504
Energy - 6.1%
EOG Resources, Inc.	1,325	160,259
Williams Companies, Inc.	4,504	156,874
Schlumberger N.V.	2,921	152,009
Pioneer Natural Resources Co.	659	148,196
Halliburton Co.	3,833	138,563
ONEOK, Inc.	1,304	91,567
HF Sinclair Corp.	1,381	76,742
Phillips 66	331	44,069
Total Energy		968,279
Communications - 5.2%
Comcast Corp. — Class A	4,675	204,999
AT&T, Inc.	9,632	161,625
New York Times Co. — Class A	3,099	151,820
Fox Corp. — Class A	4,713	139,834
Interpublic Group of Companies, Inc.	3,080	100,531
Motorola Solutions, Inc.	207	64,810
Total Communications		823,619
Utilities - 4.6%
NextEra Energy, Inc.	2,898	176,024
Sempra	2,236	167,096
Constellation Energy Corp.	988	115,487
DTE Energy Co.	937	103,314
American Electric Power Company, Inc.	1,217	98,845

RBP® Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 96.1% (continued)
Utilities - 4.6% (continued)
National Fuel Gas Co.	1,347	$67,579
Total Utilities		728,345
Industrial - 4.2%
Caterpillar, Inc.	748	221,161
RTX Corp.	1,825	153,556
Oshkosh Corp.	1,068	115,782
Snap-on, Inc.	239	69,033
Lockheed Martin Corp.	105	47,590
Regal Rexnord Corp.	230	34,044
AMETEK, Inc.	65	10,718
Illinois Tool Works, Inc.	26	6,810
Parker-Hannifin Corp.	13	5,989
Total Industrial		664,683
Basic Materials - 3.7%
International Paper Co.	4,118	148,866
CF Industries Holdings, Inc.	1,749	139,046
Air Products and Chemicals, Inc.	478	130,876
Mosaic Co.	2,791	99,722
PPG Industries, Inc.	492	73,579
Total Basic Materials		592,089
Total Common Stocks
(Cost $13,891,495)		15,269,432

EXCHANGE-TRADED FUNDS† - 3.2%
Vanguard Dividend Appreciation ETF	1,482	252,533
iShares Select Dividend ETF	2,147	251,671
Total Exchange-Traded Funds
(Cost $498,061)		504,204
Total Investments - 99.3%
(Cost $14,389,556)		$15,773,636
Other Assets & Liabilities, net - 0.7%		118,388
Total Net Assets - 100.0%		$15,892,024

†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,269,432	$—	$—	$15,269,432
Exchange-Traded Funds	504,204	—	—	504,204
Total Assets	$15,773,636	$—	$—	$15,773,636

RBP® Large-Cap Defensive Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 98.1%
Consumer, Non-cyclical - 27.1%
Eli Lilly & Co.	305	$177,791
Procter & Gamble Co.	1,162	170,280
Merck & Company, Inc.	1,494	162,876
PepsiCo, Inc.	889	150,988
Abbott Laboratories	1,347	148,264
Stryker Corp.	445	133,260
Verisk Analytics, Inc. — Class A	503	120,146
Mondelez International, Inc. — Class A	1,625	117,699
Cencora, Inc. — Class A	557	114,397
US Foods Holding Corp.*	2,483	112,753
Becton Dickinson & Co.	452	110,211
Constellation Brands, Inc. — Class A	426	102,985
Dexcom, Inc.*	684	84,877
Boston Scientific Corp.*	1,461	84,460
S&P Global, Inc.	184	81,056
Vertex Pharmaceuticals, Inc.*	103	41,910
Intuitive Surgical, Inc.*	80	26,989
Cigna Group	61	18,266
Encompass Health Corp.	223	14,878
FleetCor Technologies, Inc.*	34	9,609
Edwards Lifesciences Corp.*	120	9,150
Hologic, Inc.*	90	6,430
IDEXX Laboratories, Inc.*	11	6,106
Centene Corp.*	80	5,937
Monster Beverage Corp.*	64	3,687
Total Consumer, Non-cyclical		2,015,005
Technology - 21.7%
Microsoft Corp.	1,579	593,767
Apple, Inc.	1,999	384,867
Broadcom, Inc.	176	196,460
Accenture plc — Class A	393	137,908
NVIDIA Corp.	199	98,549
Salesforce, Inc.*	282	74,206
Oracle Corp.	447	47,127
Intuit, Inc.	35	21,876
Roper Technologies, Inc.	32	17,445
Synopsys, Inc.*	26	13,388
Cadence Design Systems, Inc.*	49	13,346
ServiceNow, Inc.*	18	12,717
CACI International, Inc. — Class A*	23	7,449
Total Technology		1,619,105
Financial - 18.0%
Visa, Inc. — Class A	720	187,452
Mastercard, Inc. — Class A	413	176,149
Intercontinental Exchange, Inc.	1,038	133,310
Marsh & McLennan Companies, Inc.	638	120,882
Prologis, Inc. REIT	902	120,237
Travelers Companies, Inc.	609	116,008
Arch Capital Group Ltd.*	1,454	107,988
Everest Group Ltd.	265	93,699
Rexford Industrial Realty, Inc. REIT	1,657	92,958
Willis Towers Watson plc	228	54,994
Chubb Ltd.	206	46,556
Equity Residential REIT	369	22,568
CME Group, Inc. — Class A	91	19,165
Tradeweb Markets, Inc. — Class A	206	18,721
American Homes 4 Rent — Class A REIT	264	9,493
Equinix, Inc. REIT	8	6,443
Realty Income Corp. REIT	105	6,029
Berkshire Hathaway, Inc. — Class B*	10	3,567
Erie Indemnity Co. — Class A	9	3,014
Total Financial		1,339,233
Communications - 14.4%
Alphabet, Inc. — Class C*	2,685	378,397
Meta Platforms, Inc. — Class A*	449	158,928
Amazon.com, Inc.*	837	127,174
Arista Networks, Inc.*	526	123,878
T-Mobile US, Inc.	769	123,294
Walt Disney Co.	1,294	116,835
Netflix, Inc.*	42	20,449
Motorola Solutions, Inc.	46	14,402
Booking Holdings, Inc.*	3	10,642
Total Communications		1,073,999
Consumer, Cyclical - 7.6%
Walmart, Inc.	995	156,862
TJX Companies, Inc.	1,383	129,739
Lululemon Athletica, Inc.*	240	122,710
McDonald’s Corp.	249	73,831
Starbucks Corp.	330	31,683
O’Reilly Automotive, Inc.*	17	16,151
Chipotle Mexican Grill, Inc. — Class A*	5	11,435
Hilton Worldwide Holdings, Inc.	54	9,833
Tesla, Inc.*	39	9,691
Costco Wholesale Corp.	1	660
Total Consumer, Cyclical		562,595
Utilities - 5.4%
American Electric Power Company, Inc.	1,428	115,982
Vistra Corp.	2,941	113,287
FirstEnergy Corp.	1,984	72,734
Sempra	510	38,112
CMS Energy Corp.	472	27,409
Constellation Energy Corp.	189	22,092
Entergy Corp.	132	13,357
Total Utilities		402,973
Industrial - 3.0%
Illinois Tool Works, Inc.	421	110,277
Northrop Grumman Corp.	221	103,459
Vulcan Materials Co.	29	6,583
Total Industrial		220,319
Basic Materials - 0.9%
Air Products and Chemicals, Inc.	216	59,141
Ecolab, Inc.	45	8,925
Total Basic Materials		68,066
Total Common Stocks
(Cost $6,415,803)		7,301,295

EXCHANGE-TRADED FUNDS† - 0.9%
SPDR S&P 500 ETF Trust	75	35,648

RBP® Large-Cap Defensive Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Vanguard S&P 500 ETF	81	$35,381
Total Exchange-Traded Funds
(Cost $70,627)		71,029
Total Investments - 99.0%
(Cost $6,486,430)		$7,372,324
Other Assets & Liabilities, net - 1.0%		73,656
Total Net Assets - 100.0%		$7,445,980

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,301,295	$—	$—	$7,301,295
Exchange-Traded Funds	71,029	—	—	71,029
Total Assets	$7,372,324	$—	$—	$7,372,324

RBP® Large-Cap Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 97.1%
Technology - 25.6%
Microsoft Corp.	2,327	$875,045
Apple, Inc.	3,412	656,912
Broadcom, Inc.	241	269,016
NVIDIA Corp.	479	237,211
Salesforce, Inc.*	716	188,408
Adobe, Inc.*	309	184,349
Accenture plc — Class A	508	178,262
Applied Materials, Inc.	961	155,749
ServiceNow, Inc.*	210	148,363
Oracle Corp.	1,292	136,216
Roper Technologies, Inc.	37	20,171
Synopsys, Inc.*	24	12,358
Cadence Design Systems, Inc.*	39	10,623
Total Technology		3,072,683
Consumer, Non-cyclical - 19.4%
Abbott Laboratories	1,555	171,159
Cigna Group	516	154,516
Procter & Gamble Co.	1,051	154,014
S&P Global, Inc.	332	146,253
Dexcom, Inc.*	1,072	133,025
Merck & Company, Inc.	1,217	132,677
IDEXX Laboratories, Inc.*	235	130,437
Cencora, Inc. — Class A	605	124,255
Becton Dickinson & Co.	486	118,502
FleetCor Technologies, Inc.*	417	117,848
Constellation Brands, Inc. — Class A	456	110,238
Eli Lilly & Co.	184	107,257
Kroger Co.	2,182	99,739
Encompass Health Corp.	1,397	93,208
Centene Corp.*	1,027	76,214
Insulet Corp.*	348	75,509
PepsiCo, Inc.	369	62,671
Verisk Analytics, Inc. — Class A	253	60,432
Global Payments, Inc.	389	49,403
GE HealthCare Technologies, Inc.	589	45,541
US Foods Holding Corp.*	954	43,321
Edwards Lifesciences Corp.*	526	40,107
Stryker Corp.	97	29,048
UnitedHealth Group, Inc.	37	19,479
Boston Scientific Corp.*	240	13,874
Hologic, Inc.*	164	11,718
Quanta Services, Inc.	33	7,121
WillScot Mobile Mini Holdings Corp.*	117	5,206
Paylocity Holding Corp.*	23	3,792
Total Consumer, Non-cyclical		2,336,564
Communications - 13.2%
Alphabet, Inc. — Class C*	3,740	527,078
Meta Platforms, Inc. — Class A*	945	334,492
Amazon.com, Inc.*	1,695	257,538
T-Mobile US, Inc.	862	138,204
Palo Alto Networks, Inc.*	447	131,811
Walt Disney Co.	1,093	98,687
Airbnb, Inc. — Class A*	467	63,578
Motorola Solutions, Inc.	118	36,945
Total Communications		1,588,333
Financial - 12.4%
Mastercard, Inc. — Class A	494	210,696
American Tower Corp. — Class A REIT	672	145,071
Chubb Ltd.	618	139,668
Prologis, Inc. REIT	1,022	136,233
Travelers Companies, Inc.	660	125,723
Intercontinental Exchange, Inc.	974	125,090
American International Group, Inc.	1,774	120,188
Globe Life, Inc.	797	97,011
Alexandria Real Estate Equities, Inc. REIT	512	64,906
Berkshire Hathaway, Inc. — Class B*	176	62,772
Marsh & McLennan Companies, Inc.	312	59,115
Realty Income Corp. REIT	856	49,152
Ameriprise Financial, Inc.	129	48,998
Willis Towers Watson plc	123	29,668
Voya Financial, Inc.	404	29,476
Visa, Inc. — Class A	54	14,059
JPMorgan Chase & Co.	75	12,757
Interactive Brokers Group, Inc. — Class A	110	9,119
RenaissanceRe Holdings Ltd.	39	7,644
Everest Group Ltd.	13	4,597
Arch Capital Group Ltd.*	33	2,451
Total Financial		1,494,394
Consumer, Cyclical - 11.5%
Tesla, Inc.*	1,132	281,280
Walmart, Inc.	1,065	167,897
Target Corp.	962	137,008
TJX Companies, Inc.	1,441	135,180
Lululemon Athletica, Inc.*	262	133,958
Starbucks Corp.	1,392	133,646
Hilton Worldwide Holdings, Inc.	481	87,585
McDonald’s Corp.	273	80,947
Chipotle Mexican Grill, Inc. — Class A*	27	61,748
Southwest Airlines Co.	1,995	57,616
Costco Wholesale Corp.	57	37,625
United Airlines Holdings, Inc.*	778	32,100
Domino’s Pizza, Inc.	36	14,840
Marriott International, Inc. — Class A	41	9,246
Yum! Brands, Inc.	69	9,016
BJ’s Wholesale Club Holdings, Inc.*	73	4,866
Total Consumer, Cyclical		1,384,558
Industrial - 7.2%
Caterpillar, Inc.	524	154,931
Northrop Grumman Corp.	274	128,270
Johnson Controls International plc	2,202	126,923
RTX Corp.	1,433	120,573
Lockheed Martin Corp.	232	105,152
Illinois Tool Works, Inc.	298	78,058
Keysight Technologies, Inc.*	262	41,682
Boeing Co.*	135	35,189
AMETEK, Inc.	207	34,132
Fortive Corp.	340	25,034

RBP® Large-Cap Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 97.1% (continued)
Industrial - 7.2% (continued)
Parker-Hannifin Corp.	12	$5,529
AECOM	59	5,453
TransDigm Group, Inc.	3	3,035
Total Industrial		863,961
Energy - 3.3%
Pioneer Natural Resources Co.	432	97,148
EOG Resources, Inc.	731	88,414
Targa Resources Corp.	651	56,552
Occidental Petroleum Corp.	723	43,170
Phillips 66	312	41,540
Antero Resources Corp.*	1,620	36,742
ONEOK, Inc.	372	26,122
HF Sinclair Corp.	110	6,113
Total Energy		395,801
Utilities - 3.1%
American Electric Power Company, Inc.	1,563	126,947
Vistra Corp.	2,502	96,377
Constellation Energy Corp.	815	95,265
Entergy Corp.	481	48,673
Total Utilities		367,262
Basic Materials - 1.4%
Mosaic Co.	1,980	70,746
Cleveland-Cliffs, Inc.*	1,240	25,321
Steel Dynamics, Inc.	171	20,195
Sherwin-Williams Co.	56	17,466
International Paper Co.	410	14,821
PPG Industries, Inc.	65	9,721
Ecolab, Inc.	49	9,719
Air Products and Chemicals, Inc.	15	4,107
Total Basic Materials		172,096
Total Common Stocks
(Cost $10,013,824)		11,675,652

EXCHANGE-TRADED FUNDS† - 2.1%
Vanguard S&P 500 ETF	295	128,856
SPDR S&P 500 ETF Trust	271	128,809
Total Exchange-Traded Funds
(Cost $255,852)		257,665
Total Investments - 99.2%
(Cost $10,269,676)		$11,933,317
Other Assets & Liabilities, net - 0.8%		92,185
Total Net Assets - 100.0%		$12,025,502

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,675,652	$—	$—	$11,675,652
Exchange-Traded Funds	257,665	—	—	257,665
Total Assets	$11,933,317	$—	$—	$11,933,317

RBP® Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 97.8%
Financial - 22.2%
Berkshire Hathaway, Inc. — Class B*	263	$93,802
JPMorgan Chase & Co.	508	86,411
Prologis, Inc. REIT	502	66,917
Intercontinental Exchange, Inc.	470	60,362
Chubb Ltd.	263	59,438
Marsh & McLennan Companies, Inc.	299	56,651
American Tower Corp. — Class A REIT	261	56,345
CME Group, Inc. — Class A	263	55,388
American International Group, Inc.	785	53,184
Travelers Companies, Inc.	268	51,051
Ameriprise Financial, Inc.	134	50,897
American Express Co.	227	42,526
Globe Life, Inc.	252	30,673
Hartford Financial Services Group, Inc.	331	26,606
Unum Group	383	17,319
Equity LifeStyle Properties, Inc. REIT	234	16,506
Arch Capital Group Ltd.*	221	16,414
Bank of America Corp.	414	13,939
Alexandria Real Estate Equities, Inc. REIT	101	12,804
AvalonBay Communities, Inc. REIT	68	12,731
Simon Property Group, Inc. REIT	89	12,695
Willis Towers Watson plc	49	11,819
Welltower, Inc. REIT	96	8,656
Equity Residential REIT	125	7,645
UDR, Inc. REIT	185	7,084
Corebridge Financial, Inc.	207	4,484
Erie Indemnity Co. — Class A	10	3,349
Iron Mountain, Inc. REIT	40	2,799
Total Financial		938,495
Consumer, Non-cyclical - 21.7%
Merck & Company, Inc.	881	96,047
Procter & Gamble Co.	589	86,312
Abbott Laboratories	740	81,452
PepsiCo, Inc.	427	72,522
Boston Scientific Corp.*	1,020	58,966
Automatic Data Processing, Inc.	223	51,952
Becton Dickinson & Co.	204	49,741
Global Payments, Inc.	387	49,149
Cencora, Inc. — Class A	233	47,854
Sysco Corp.	604	44,171
Kroger Co.	944	43,150
Bunge Global S.A.	379	38,260
Johnson & Johnson	229	35,893
Stryker Corp.	117	35,037
Amgen, Inc.	118	33,986
Coca-Cola Co.	554	32,647
GE HealthCare Technologies, Inc.	282	21,804
AbbVie, Inc.	88	13,637
Verisk Analytics, Inc. — Class A	51	12,182
Hologic, Inc.*	92	6,573
Keurig Dr Pepper, Inc.	92	3,065
Agilent Technologies, Inc.	15	2,086
Quanta Services, Inc.	8	1,727
Total Consumer, Non-cyclical		918,213
Consumer, Cyclical - 15.2%
Home Depot, Inc.	329	114,015
Walmart, Inc.	524	82,609
NIKE, Inc. — Class B	595	64,599
Starbucks Corp.	620	59,526
Target Corp.	394	56,113
TJX Companies, Inc.	520	48,781
General Motors Co.	1,336	47,989
Delta Air Lines, Inc.	1,089	43,810
Southwest Airlines Co.	1,336	38,584
MGM Resorts International*	473	21,134
Aptiv plc*	168	15,073
United Airlines Holdings, Inc.*	295	12,172
McDonald’s Corp.	40	11,860
BJ’s Wholesale Club Holdings, Inc.*	166	11,066
Yum! Brands, Inc.	48	6,272
Dollar Tree, Inc.*	43	6,108
Cummins, Inc.	17	4,073
Total Consumer, Cyclical		643,784
Industrial - 14.8%
Caterpillar, Inc.	240	70,961
Parker-Hannifin Corp.	121	55,745
Northrop Grumman Corp.	113	52,900
Boeing Co.*	199	51,871
TE Connectivity Ltd.	360	50,580
Keysight Technologies, Inc.*	314	49,954
AMETEK, Inc.	276	45,510
Lockheed Martin Corp.	96	43,511
Jacobs Solutions, Inc.	325	42,185
Regal Rexnord Corp.	266	39,373
Illinois Tool Works, Inc.	140	36,671
RTX Corp.	392	32,983
Republic Services, Inc. — Class A	146	24,077
Johnson Controls International plc	295	17,004
Fortive Corp.	93	6,848
FedEx Corp.	17	4,300
AECOM	27	2,496
Snap-on, Inc.	7	2,022
Total Industrial		628,991
Energy - 6.0%
Phillips 66	395	52,590
Pioneer Natural Resources Co.	210	47,225
Occidental Petroleum Corp.	733	43,767
Exxon Mobil Corp.	411	41,092
Antero Resources Corp.*	1,248	28,304
HF Sinclair Corp.	228	12,670
Chevron Corp.	79	11,784
Marathon Oil Corp.	436	10,534
Schlumberger N.V.	130	6,765
Total Energy		254,731
Communications - 5.7%
Walt Disney Co.	781	70,516
AT&T, Inc.	3,711	62,271

RBP® Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 97.8% (continued)
Communications - 5.7% (continued)
Motorola Solutions, Inc.	157	$49,155
Comcast Corp. — Class A	1,056	46,306
Cisco Systems, Inc.	120	6,062
Match Group, Inc.*	166	6,059
Total Communications		240,369
Technology - 5.4%
Applied Materials, Inc.	433	70,176
Oracle Corp.	624	65,788
Akamai Technologies, Inc.*	269	31,836
Microchip Technology, Inc.	342	30,842
Analog Devices, Inc.	102	20,253
Electronic Arts, Inc.	58	7,935
SS&C Technologies Holdings, Inc.	34	2,078
Total Technology		228,908
Utilities - 4.3%
NextEra Energy, Inc.	841	51,082
American Electric Power Company, Inc.	611	49,626
Entergy Corp.	421	42,601
FirstEnergy Corp.	1,102	40,399
Total Utilities		183,708
Basic Materials - 2.5%
Mosaic Co.	848	30,299
Ecolab, Inc.	123	24,397
Nucor Corp.	79	13,749
PPG Industries, Inc.	71	10,618
Steel Dynamics, Inc.	83	9,803
International Paper Co.	220	7,953
CF Industries Holdings, Inc.	98	7,791
Total Basic Materials		104,610
Total Common Stocks
(Cost $3,891,109)		4,141,809

EXCHANGE-TRADED FUNDS† - 1.0%
iShares S&P 500 Value ETF	251	43,646
Total Exchange-Traded Funds
(Cost $43,406)		43,646
Total Investments - 98.8%
(Cost $3,934,515)		$4,185,455
Other Assets & Liabilities, net - 1.2%		51,256
Total Net Assets - 100.0%		$4,236,711

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,141,809	$—	$—	$4,141,809
Exchange-Traded Funds	43,646	—	—	43,646
Total Assets	$4,185,455	$—	$—	$4,185,455

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Transparent Value Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Directional Allocation Fund	Diversified
RBP® Dividend Fund	Diversified
RBP® Large-Cap Defensive Fund	Diversified
RBP® Large-Cap Market Fund	Diversified
RBP® Large-Cap Value Fund	Diversified

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board designated Guggenheim Partners Investment Management, LLC (“GPIM” or the “Adviser”) as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing service providers appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing service provider.

If the pricing service provider cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

Note 2 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At December 31, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Directional Allocation Fund	$183,003,090	$14,049,046	$(1,207,349)	$12,841,697
RBP® Dividend Fund	14,463,085	1,804,036	(493,485)	1,310,551
RBP® Large-Cap Defensive Fund	6,508,731	948,170	(84,577)	863,593
RBP® Large-Cap Market Fund	10,285,620	1,810,035	(162,338)	1,647,697
RBP® Large-Cap Value Fund	3,939,938	381,813	(136,296)	245,517

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 4 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.